Income taxes - Summary of Company's Net Operating Loss Carryforwards (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 3,640	$ 1,667	$ 97
U.S. Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	11,817	4,770	452
U.S. State and Local [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 21,520	$ 9,540	$ 905